UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3275

SMITH BARNEY INVESTMENT FUNDS INC.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: April 30

Date of reporting period: January 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT FUNDS INC.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

LARGE CAP GROWTH AND VALUE FUND

FORM N-Q

JANUARY 31, 2005

Smith Barney Multiple Discipline - Large Cap Growth and Value Fund
Schedule of Investments (unaudited)	January 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 98.5%
CONSUMER DISCRETIONARY - 12.7%
Household Durables - 0.8%
75,000	Newell Rubbermaid Inc.	$1,614,000

Media - 7.9%
80,000	Comcast Corp., Class A Shares (a)	2,575,200
233,000	Liberty Media Corp., Series A Shares (a)	2,432,520
50,000	The News Corp. Ltd., Sponsored ADR	850,000
330,300	Time Warner Inc. (a)	5,945,400
145,100	The Walt Disney Co.	4,154,213

		15,957,333

Multi-Line Retail - 1.9%
17,500	Bed Bath & Beyond Inc. (a)	705,075
40,000	J.C. Penney Co., Inc.	1,708,800
30,000	Target Corp.	1,523,100

		3,936,975

Specialty Retail - 2.1%
100,600	The Home Depot, Inc.	4,150,756

	TOTAL CONSUMER DISCRETIONARY	25,659,064

CONSUMER STAPLES - 12.7%
Beverages - 4.1%
124,000	The Coca-Cola Co.	5,144,760
58,000	PepsiCo, Inc.	3,114,600

		8,259,360

Food & Drug Retailing - 1.0%
114,690	The Kroger Co. (a)	1,961,199

Food Products - 1.6%
44,600	Wm. Wrigley Jr. Co.	3,139,394

Household Products - 1.0%
30,400	Kimberly-Clark Corp.	1,991,504

Personal Products - 2.9%
116,500	The Gillette Co.	5,908,880

Tobacco - 2.1%
66,700	Altria Group, Inc.	4,257,461

	TOTAL CONSUMER STAPLES	25,517,798

ENERGY - 5.0%
Oil & Gas - 5.0%
40,000	BP PLC, Sponsored ADR	2,384,800
20,000	Nabors Industries, Ltd. (a)	1,008,000
20,000	Noble Corp. (a)	1,067,000
55,000	Royal Dutch Petroleum Co., New York Shares	3,215,850
23,000	Total SA, Sponsored ADR	2,473,650

	TOTAL ENERGY	10,149,300

See Notes to Schedule of Investments.

Smith Barney Multiple Discipline - Large Cap Growth and Value Fund
Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
FINANCIALS - 19.3%
Banks - 4.7%
70,718	Bank of America Corp.	$3,279,194
58,400	The Bank of New York Co., Inc.	1,735,064
46,000	Wachovia Corp.	2,523,100
45,000	Washington Mutual, Inc.	1,815,750

		9,353,108

Diversified Financials - 8.9%
34,500	American Express Co.	1,840,575
34,500	Capital One Financial Corp.	2,700,660
20,000	The Goldman Sachs Group, Inc.	2,157,000
52,500	JPMorgan Chase & Co.	1,959,825
124,600	Merrill Lynch & Co., Inc.	7,484,722
33,500	Morgan Stanley	1,874,660

		18,017,442

Insurance - 5.7%
124,600	American International Group, Inc.	8,259,734
20	Berkshire Hathaway Inc., Class A Shares (a)	1,798,000
37,000	The St. Paul Travelers Cos., Inc.	1,388,980

		11,446,714

	TOTAL FINANCIALS	38,817,264

HEALTHCARE - 14.7%
Biotechnology - 5.4%
97,800	Amgen Inc. (a)	6,087,072
32,000	Biogen Idec Inc. (a)	2,078,720
58,500	Genentech, Inc. (a)	2,791,035

		10,956,827

Pharmaceuticals - 9.3%
43,000	GlaxoSmithKline PLC, Sponsored ADR	1,916,510
89,100	Johnson & Johnson	5,764,770
309,720	Pfizer Inc.	7,482,835
92,700	Schering-Plough Corp.	1,720,512
47,100	Wyeth	1,866,573

		18,751,200

	TOTAL HEALTHCARE	29,708,027

INDUSTRIALS - 5.7%
Aerospace & Defense - 1.7%
35,500	The Boeing Co.	1,796,300
45,000	Raytheon Co.	1,683,000

		3,479,300

See Notes to Schedule of Investments.

Smith Barney Multiple Discipline - Large Cap Growth and Value Fund
Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Commercial Services & Supplies - 0.8%
27,600	Avery Dennison Corp.	$1,658,484

Industrial Conglomerates - 3.2%
115,400	General Electric Co.	4,169,402
60,300	Honeywell International Inc.	2,169,594

		6,338,996

	TOTAL INDUSTRIALS	11,476,780

INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 3.9%
212,500	Cisco Systems, Inc. (a)	3,833,500
65,000	Comverse Technology, Inc. (a)	1,452,750
162,400	Nokia Oyj, Sponsored ADR	2,481,472

		7,767,722

Computers & Peripherals - 5.3%
104,100	Dell Inc. (a)	4,347,216
95,000	Hewlett-Packard Co.	1,861,050
24,600	International Business Machines Corp.	2,298,132
25,000	Lexmark International, Inc., Class A Shares (a)	2,083,750

		10,590,148

Electronic Equipment & Instruments - 0.4%
177,800	Solectron Corp. (a)	883,666

Internet Software & Services - 1.8%
148,000	IAC/InterActiveCorp (a)	3,586,040

Semiconductor Equipment & Products - 5.9%
284,800	Intel Corp.	6,393,760
283,700	Texas Instruments Inc.	5,540,227

		11,933,987

Software - 3.8%
293,700	Microsoft Corp.	7,718,436

	TOTAL INFORMATION TECHNOLOGY	42,479,999

MATERIALS - 1.3%
Paper & Forest Products - 1.3%
64,500	International Paper Co.	2,525,175

TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 5.0%
63,000	AT&T Corp.	1,208,970
90,000	MCI Inc.	1,736,100
75,000	Nextel Communications, Inc., Class A Shares (a)	2,151,750
87,600	SBC Communications Inc.	2,081,376
82,900	Verizon Communications Inc.	2,950,411

	TOTAL TELECOMMUNICATION SERVICES	10,128,607

See Notes to Schedule of Investments.

Smith Barney Multiple Discipline - Large Cap Growth and Value Fund
Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
UTILITIES - 1.0%
Gas Utilities - 1.0%
52,000	KeySpan Corp.	$2,052,440

	TOTAL COMMON STOCK
	(Cost - $197,515,582)	198,514,454

FACE AMOUNT
REPURCHASE AGREEMENT - 1.7%
$3,474,000	State Street Bank and Trust Co. dated 1/31/05, 2.300% due 2/1/05; Proceeds at maturity - $3,474,222; (Fully collateralized by U.S. Treasury Bond, 9.000% due 11/15/18; Market value - $3,544,369) (Cost - $3,474,000)	3,474,000

	TOTAL INVESTMENTS - 100.2% (Cost - $200,989,582*)	201,988,454
	Liabilities in Excess of Other Assets - (0.2%)	(325,403)

	TOTAL NET ASSETS - 100.0%	$201,663,051

(a)	Non-income producing security.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Multiple Discipline Funds — Large Cap Growth and Value Fund (“Fund”), a separate diversified investment fund of the Smith Barney Investment Funds Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing prices on such markets or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities are valued at the mean between the bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Investment transactions are accounted for on trade date.

2. Investments

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$19,142,048
Gross unrealized depreciation	(18,143,176)

Net unrealized appreciation	$998,872

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:     March 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:     March 29, 2005

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:     March 29, 2005